SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranty Reserve (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Limited warranty term	10 years
Warranty reserve	¥ 22,115	¥ 28,783